UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET TAX FREE RESERVES

FORM N-Q

NOVEMBER 30, 2016

Notes to Schedule of Investments (unaudited)

Investments in Tax Free Reserves Portfolio, at value $176,341,556.

1. Organization and significant accounting policies

Western Asset Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (31.0% at November 30, 2016) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.9%
California - 22.1%
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA, LOC-FNMA	0.540%	5/15/35	$3,020,000	$3,020,000	(a)(b)
California State Health Facilities Financing Authority Revenue, Health Facility, Dignity Health, LOC-Sumitomo Mitsui Banking	0.560%	7/1/35	400,000	400,000	(a)(b)
California State MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.560%	8/1/20	800,000	800,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.710%	8/1/41	3,805,000	3,805,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.660%	10/1/37	345,000	345,000	(a)(b)(c)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.710%	11/1/41	1,095,000	1,095,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.710%	10/1/36	2,305,000	2,305,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.710%	10/1/44	1,400,000	1,400,000	(a)(b)(c)
California State, GO, Kindergarten, LOC-Citibank N.A.	0.500%	5/1/34	390,000	390,000	(a)(b)
California Statewide CDA Revenue:
Kaiser Permanente	0.560%	4/1/45	13,000,000	13,000,000	(a)(b)
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.520%	4/1/33	1,200,000	1,200,000	(a)(b)
Rady Children’s Hospital, LOC-Northern Trust Co.	0.520%	8/15/36	2,500,000	2,500,000	(a)(b)
Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.590%	6/1/27	3,990,000	3,990,000	(a)(b)
California Statewide CDA, MFH Revenue:
Arbor Ridge Apartments, LIQ-FHLMC	0.610%	11/1/36	1,900,000	1,900,000	(a)(b)(c)
David Avenue Apartments, LIQ-FHLMC	0.610%	12/1/42	1,000,000	1,000,000	(a)(b)(c)
Calleguas-Las Virgenes, CA, Public Financing Authority Revenue, Municipal Water District Project, LOC-Wells Fargo Bank N.A.	0.520%	7/1/37	4,200,000	4,200,000	(a)(b)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.540%	8/1/37	5,710,000	5,710,000	(a)(b)
Chino Basin, CA, Regional Financing Authority Revenue, Inland Empire Utilities Agency, LOC-Sumitomo Mitsui Banking	0.540%	6/1/32	2,470,000	2,470,000	(a)(b)
Elsinore Valley, CA, Municipal Water District, COP, LOC-Bank of America N.A.	0.520%	7/1/35	2,035,000	2,035,000	(a)(b)
Irvine Ranch, CA, Water District, GO, LOC-Sumitomo Mitsui Banking	0.510%	1/1/21	900,000	900,000	(a)(b)
Irvine, CA, USD Special Tax Revenue, Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.500%	9/1/54	5,300,000	5,300,000	(a)(b)
Los Angeles County, CA, GO, TRAN	3.000%	6/30/17	7,250,000	7,346,996
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, LIQ-FHLMC	0.600%	4/1/32	1,600,000	1,600,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue:
SPA-Royal Bank of Canada	0.510%	7/1/34	9,400,000	9,400,000	(a)(b)
SPA-Royal Bank of Canada	0.510%	7/1/35	1,100,000	1,100,000	(a)(b)
Los Angeles, CA, GO, TRAN	2.000%	3/30/17	4,500,000	4,520,635
Madera, CA, Public Financing Authority Lease Revenue, Municipal Golf Course Refing Project, LOC-Union Bank N.A.	0.560%	11/1/23	1,750,000	1,750,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Metropolitan Water District of Southern California Revenue:
Special	0.510%	7/1/35	$14,940,000	$14,940,000	(a)(b)
Special	0.510%	7/1/35	1,600,000	1,600,000	(a)(b)
Sacramento, CA, Suburban Water District, COP, LOC-Sumitomo Mitsui Banking	0.560%	11/1/34	300,000	300,000	(a)(b)
San Bernardino County, CA, GO, TRAN	2.000%	6/30/17	5,250,000	5,290,689
San Francisco, CA, City & County Airports Commission, International Airport Revenue, LOC-Bank of Tokyo-Mitsubishi UFJ	0.530%	5/1/26	1,900,000	1,900,000	(a)(b)
San Francisco, CA, City & County MFH Revenue, Folsom Dore Apartment Project, LOC-Citibank N.A.	0.550%	12/1/34	2,500,000	2,500,000	(a)(b)(c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.540%	4/1/39	705,000	705,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
SPA-Sumitomo Mitsui Banking	0.530%	4/1/36	5,000,000	5,000,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.550%	4/1/36	3,200,000	3,200,000	(a)(b)
University of California, CA, Revenue	0.510%	5/15/48	4,300,000	4,300,000	(a)(b)
Upland, CA, Housing Authority, MFH Revenue, Upland Village Green, LIQ-FHLMC, LOC-FHLMC	0.560%	9/1/28	2,345,000	2,345,000	(a)(b)
West Covina, CA, RDA Lease Revenue, Lakes Public Parking Project, LOC-Wells Fargo Bank N.A.	0.680%	8/1/18	195,000	195,000	(a)(b)

Total California				125,758,320

Colorado - 0.1%
Colorado State Educational & Cultural Facilities Authority Revenue, Nature Conservancy, Project A	0.550%	7/1/27	414,000	414,000	(a)(b)

Connecticut - 2.4%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.520%	12/1/39	2,725,000	2,725,000	(a)(b)
Connecticut State HEFA Revenue, Trinity College, LOC-JPMorgan Chase	0.550%	7/1/34	2,555,000	2,555,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	0.550%	5/15/34	5,000,000	5,000,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.560%	11/15/34	1,500,000	1,500,000	(a)(b)
SPA-Royal Bank of Canada	0.580%	5/15/31	1,700,000	1,700,000	(a)(b)(c)

Total Connecticut				13,480,000

Florida - 5.3%
Highlands County, FL, Health Facilities Authority Revenue:
Hospital Adventist Health System	0.540%	11/15/26	1,750,000	1,750,000	(a)(b)
Hospital Adventist Health System	0.520%	11/15/32	300,000	300,000	(a)(b)
Hospital Adventist Health System	0.530%	11/15/33	16,500,000	16,500,000	(a)(b)
Hospital Adventist Health System	0.550%	11/15/35	2,000,000	2,000,000	(a)(b)
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.630%	8/1/18	100,000	100,000	(a)(b)(c)
Miami-Dade County, FL, Special Obligation Revenue, Juvenile Courthouse, AMBAC, LOC-TD Bank N.A.	0.540%	4/1/43	3,850,000	3,850,000	(a)(b)
North Broward, FL, Hospital District Revenue:
NATL, LOC-Northern Trust Co.	0.550%	12/16/20	3,000,000	3,000,000	(a)(b)
NATL, LOC-Wells Fargo Bank N.A.	0.550%	1/15/27	100,000	100,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-FHLB	0.620%	10/15/42	$2,690,000	$2,690,000	(a)(b)(c)

Total Florida				30,290,000

Georgia - 2.4%
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.700%	4/1/32	3,385,000	3,385,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.580%	12/1/27	2,700,000	2,700,000	(a)(b)(c)
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.600%	11/1/20	3,995,000	3,995,000	(a)(b)(c)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.580%	5/1/32	200,000	200,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.600%	8/1/21	3,310,000	3,310,000	(a)(b)(c)

Total Georgia				13,590,000

Hawaii - 1.0%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Queens Health System	1.000%	7/1/39	3,325,000	3,325,000	(a)(b)
Queens Health System	1.000%	7/1/39	2,360,000	2,360,000	(a)(b)

Total Hawaii				5,685,000

Illinois - 3.7%
Chicago, IL, MFH Revenue, Renaissance Center LP, LOC-Harris N.A.	0.620%	10/1/34	2,130,000	2,130,000	(a)(b)(c)
Illinois State DFA, IDR, Profile Packaging Inc. Project, LOC-Bank of America N.A.	0.730%	7/1/18	2,000,000	2,000,000	(a)(b)(c)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.570%	4/1/31	4,000,000	4,000,000	(a)(b)
Illinois State Finance Authority Revenue:
Illinois College, LOC-U.S. Bank N.A.	0.540%	10/1/30	5,545,000	5,545,000	(a)(b)
Latin School Project, LOC-JPMorgan Chase	0.560%	8/1/35	2,000,000	2,000,000	(a)(b)
Northwestern Memorial Hospital, SPA-JPMorgan Chase	0.560%	8/15/42	1,855,000	1,855,000	(a)(b)
OSF Healthcare System, LOC-PNC Bank N.A.	0.570%	11/15/37	2,500,000	2,500,000	(a)(b)
Lake County, IL, IDR, Northpoint Associates LLC Project, LOC-Northern Trust Co.	0.620%	7/1/29	1,200,000	1,200,000	(a)(b)(c)

Total Illinois				21,230,000

Indiana - 2.4%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	0.620%	7/1/31	1,595,000	1,595,000	(a)(b)(c)
Indiana State Finance Authority Hospital Revenue, Parkview Health System, LOC-Wells Fargo Bank N.A.	0.570%	11/1/39	5,600,000	5,600,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.600%	4/15/39	4,600,000	4,600,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.560%	5/1/34	2,040,000	2,040,000	(a)(b)

Total Indiana				13,835,000

Iowa - 0.7%
Iowa State Finance Authority Health Facilities Revenue, Unity Point HealthCare, LOC-Union Bank N.A.	0.560%	2/15/39	2,870,000	2,870,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Iowa - (continued)
Iowa State Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank N.A.	0.700%	6/1/32	$1,200,000	$1,200,000	(a)(b)(c)

Total Iowa				4,070,000

Kentucky - 2.2%
Berea, KY, Educational Facilities Revenue:
Berea College Project	0.590%	6/1/29	4,375,000	4,375,000	(a)(b)
Berea College Project	0.590%	6/1/32	5,995,000	5,995,000	(a)(b)
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.600%	5/1/27	1,845,000	1,845,000	(a)(b)(c)

Total Kentucky				12,215,000

Maryland - 1.3%
Maryland State Community Development Administration, Department of Housing & Community Development Revenue:
Hopkins Village Preservation LP, LIQ FHLMC	0.550%	11/1/38	2,700,000	2,700,000	(a)(b)
Residential, SPA-TD Bank N.A.	0.520%	9/1/43	3,000,000	3,000,000	(a)(b)
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, LOC-TD Bank N.A.	0.540%	7/1/41	900,000	900,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-TD Bank N.A.	0.520%	7/1/36	810,000	810,000	(a)(b)

Total Maryland				7,410,000

Massachusetts - 4.8%
Massachusetts State DFA Revenue:
Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	0.560%	9/1/31	2,430,000	2,430,000	(a)(b)
Partners Healthcare System Inc., LOC-Bank of New York Mellon	0.560%	7/1/48	2,500,000	2,500,000	(a)(b)
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.550%	7/1/46	2,850,000	2,850,000	(a)(b)
Massachusetts State DFA, MFH Revenue, Archstone Readstone, LIQ-FHLMC	0.610%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Harvard University	0.540%	7/1/35	400,000	400,000	(a)(b)
Partners Healthcare Systems Inc., SPA-JPMorgan Chase	0.580%	7/1/27	9,800,000	9,800,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.520%	12/1/24	600,000	600,000	(a)(b)
Massachusetts State Water Resources Authority Revenue, SPA-JPMorgan Chase	0.570%	8/1/37	3,765,000	3,765,000	(a)(b)
Worcester, MA, GO, BAN	2.000%	12/21/16	2,300,342	2,302,096

Total Massachusetts				27,247,096

Michigan - 1.0%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.610%	1/1/26	5,500,000	5,500,000	(a)(b)

Mississippi - 0.4%
Mississippi State Business Finance Commission Gulf Opportunity Revenue, Chevron USA Inc.	0.520%	11/1/35	2,000,000	2,000,000	(a)(b)

Missouri - 4.3%
Kansas City, MO, Special Obligation Revenue, Chouteau I-35 Project, LOC-JPMogan Chase & Co.	0.610%	3/1/24	1,230,000	1,230,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - (continued)
Missouri State Development Finance Board, MO, Cultural Facilities Revenue, Kauffman Center, SPA-Northern Trust Co.	0.580%	6/1/37	$2,300,000	$2,300,000	(a)(b)
Missouri State HEFA Revenue:
BJC Health System	0.540%	5/15/38	4,260,000	4,260,000	(a)(b)
St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.580%	2/1/33	675,000	675,000	(a)(b)
St. Louis University, LOC-U.S. Bank N.A.	0.540%	10/1/24	4,400,000	4,400,000	(a)(b)
St. Louis University, LOC-Wells Fargo Bank N.A.	0.510%	10/1/35	375,000	375,000	(a)(b)
Washington University, SPA-U.S. Bank N.A.	0.590%	2/15/33	2,375,000	2,375,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-Guaranty Bank & FHLB	0.580%	9/1/26	1,595,000	1,595,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-Enterprise Bank & Trust	0.610%	12/1/29	3,780,000	3,780,000	(a)(b)(c)
St. Louis, MO, General Funding Revenue, TRAN	2.000%	6/1/17	3,500,000	3,520,751

Total Missouri				24,510,751

New Jersey - 0.0%
New Jersey State Health Care Facilities Financing Authority Revenue, Southern Ocean County Hospital, LOC-Wells Fargo Bank N.A.	0.550%	7/1/36	170,000	170,000	(a)(b)

New York - 23.1%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., LOC-HSBC Bank USA N.A.	0.690%	10/1/35	1,000,000	1,000,000	(a)(b)
Connetquot, NY, CSD of Islip, GO, TAN	2.000%	6/27/17	4,000,000	4,024,247
Cortland, NY, GO, BAN	2.000%	12/2/16	3,400,000	3,400,110
Fayetteville-Manlius, NY, CDS, GO, RAN	1.500%	1/20/17	3,000,000	3,003,041
Kingston, NY, GO, BAN	2.000%	3/24/17	1,593,333	1,597,719
Mayfield, NY, CDS, GO, BAN	1.500%	8/17/17	1,500,000	1,504,736
MTA, NY, Revenue:
LOC-Bank of Montreal	0.580%	11/1/35	4,100,000	4,100,000	(a)(b)
Transportation, LOC-U.S. Bank N.A.	0.550%	11/15/50	4,450,000	4,450,000	(a)(b)
Nassau County, NY, GO, RAN	2.000%	12/7/16	16,000,000	16,003,393
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-TD Bank N.A.	0.540%	8/1/29	1,980,000	1,980,000	(a)(b)
New York City, NY, GO:
LIQ-JPMorgan Chase	0.570%	3/1/40	4,000,000	4,000,000	(a)(b)
LOC-Bank of New York Mellon	0.570%	3/1/34	5,000,000	5,000,000	(a)(b)
LOC-Bank of Tokyo-Mitsubishi UFJ	0.540%	4/1/42	1,700,000	1,700,000	(a)(b)
LOC-Mizuho Corporate Bank	0.620%	4/1/42	3,120,000	3,120,000	(a)(b)
LOC-PNC Bank N.A.	0.550%	8/1/41	650,000	650,000	(a)(b)
SPA-JPMorgan Chase	0.570%	8/1/38	3,450,000	3,450,000	(a)(b)
New York City, NY, HDC Revenue, Related-West 89th Street Development, LIQ-FNMA, LOC-FNMA	0.590%	11/15/29	200,000	200,000	(a)(b)(c)
New York City, NY, HDC, MFH Revenue:
LIQ-Wells Fargo Bank N.A.	0.550%	5/1/18	1,000,000	1,000,000	(a)(b)
Sustainable Neighborhood, LIQ-Citibank N.A.	0.550%	5/1/20	10,070,000	10,070,000	(a)(b)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.580%	2/15/26	500,000	500,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.540%	7/1/25	5,870,000	5,870,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2016, SPA-PNC Bank N.A.	0.560%	6/15/48	$5,100,000	$5,100,000	(a)(b)
Second General Resolution, SPA-Royal Bank of Canada	0.570%	6/15/48	5,640,000	5,640,000	(a)(b)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-JPMorgan Chase	0.570%	2/1/45	2,500,000	2,500,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	0.570%	11/1/22	7,295,000	7,295,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	0.570%	11/1/22	6,155,000	6,155,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue, Metropolitan Museum of Art	0.530%	10/1/36	1,350,000	1,350,000	(a)(b)
New York State Dormitory Authority Revenue:
Metropolitan Museum of Art	0.530%	7/1/23	1,200,000	1,200,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.590%	7/1/33	700,000	700,000	(a)(b)
State Supported Debt, Cornell University, SPA-Bank of New York Mellon	0.520%	7/1/33	1,000,000	1,000,000	(a)(b)
New York State Housing Finance Agency Revenue:
625 West 57th Street, LOC-Bank of New York Mellon	0.570%	5/1/49	1,900,000	1,900,000	(a)(b)
750 6th Avenue, LIQ-FNMA, LOC-FNMA	0.590%	5/15/31	400,000	400,000	(a)(b)(c)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, LOC-HSBC Bank USA N.A.	0.570%	11/1/36	1,500,000	1,500,000	(a)(b)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.580%	12/1/29	100,000	100,000	(a)(b)
Triborough Bridge & Tunnel Authority, NY, Revenue:
LOC-Bank of Tokyo-Mitsubishi UFJ	0.580%	1/1/32	2,900,000	2,900,000	(a)(b)
LOC-Helaba	0.570%	11/1/32	10,155,000	10,155,000	(a)(b)
Wappingers, NY, CDS, GO, BAN	1.500%	12/15/16	6,500,000	6,502,230

Total New York				131,020,476

North Carolina - 6.0%
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue, Guilford College Project, LOC-Branch Banking & Trust	0.550%	5/1/24	2,305,000	2,305,000	(a)(b)
North Carolina State Medical Care Commission Hospital Revenue, Southeastern Regional Medical Center, LOC-Branch Banking & Trust	0.550%	6/1/37	2,205,000	2,205,000	(a)(b)
North Carolina State Medical Care Commission, Health Care Facilities Revenue:
Novant Health Group, SPA-JPMorgan Chase	0.580%	11/1/34	14,600,000	14,600,000	(a)(b)
Novant Health Group, SPA-JPMorgan Chase	0.630%	11/1/34	1,900,000	1,900,000	(a)(b)
Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	0.540%	10/1/26	1,000,000	1,000,000	(a)(b)
Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	0.540%	10/1/38	7,100,000	7,100,000	(a)(b)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.570%	2/1/34	4,800,000	4,800,000	(a)(b)

Total North Carolina				33,910,000

North Dakota - 0.3%
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance, SPA-FHLB	0.590%	7/1/39	1,900,000	1,900,000	(a)(b)

Ohio - 0.1%
Ohio State, GO, Common Schools	0.560%	6/15/26	795,000	795,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 0.1%
Oregon State Facilities Authority Revenue, Peacehealth, LOC-U.S. Bank N.A.	0.570%	8/1/34	$800,000	$800,000	(a)(b)

Pennsylvania - 3.2%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC-PNC Bank N.A.	0.570%	5/1/31	3,000,000	3,000,000	(a)(b)
Emmaus, PA, General Authority Revenue, Local Government Subordinated, LOC-U.S. Bank N.A.	0.580%	3/1/24	1,500,000	1,500,000	(a)(b)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.570%	11/1/26	4,910,000	4,910,000	(a)(b)
Montgomery County, PA, IDA Revenue, Friends’ Central School Corp. Project, LOC-Wells Fargo Bank N.A.	0.550%	3/1/32	910,000	910,000	(a)(b)
Pennsylvania State Housing Finance Agency Revenue, Building Development, SPA-PNC Bank N.A.	0.580%	1/1/34	4,465,000	4,465,000	(a)(b)
Philadelphia, PA, Authority For IDR, Gift of Life Donor Programme Project, LOC-Commerce Bank N.A.	0.520%	12/1/34	1,200,000	1,200,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.560%	11/1/29	2,190,000	2,190,000	(a)(b)

Total Pennsylvania				18,175,000

South Carolina - 0.5%
North Charleston, SC, COP, Public Facilities Convention Project, LOC-Bank of America N.A.	0.580%	9/1/19	2,750,000	2,750,000	(a)(b)

South Dakota - 0.4%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ-FHLMC	0.550%	1/1/44	2,420,000	2,420,000	(a)(b)

Texas - 6.6%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital	0.550%	12/1/24	5,000,000	5,000,000	(a)(b)
Methodist Hospital	0.550%	12/1/27	4,375,000	4,375,000	(a)(b)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.550%	12/1/41	9,045,000	9,045,000	(a)(b)
University of Texas, TX, Permanent University Fund Revenue	0.510%	7/1/38	3,385,000	3,385,000	(a)(b)
University of Texas, TX, Revenue, Financing System, LIQ-University of Texas Investment Management Co.	0.510%	8/1/39	15,800,000	15,800,000	(a)(b)

Total Texas				37,605,000

Vermont - 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, LOC-TD Bank N.A.	0.530%	10/1/38	300,000	300,000	(a)(b)

Virginia - 1.2%
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.550%	12/1/33	3,075,000	3,075,000	(a)(b)
Loudoun County, VA, Sanitation Authority Water & Sewer Revenue, Parity Indebtness, SPA-Bank of America N.A.	0.550%	1/1/30	3,995,000	3,995,000	(a)(b)

Total Virginia				7,070,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 3.1%
Olympia, WA, Economic Development Corp. Revenue, Spring Air Northwest Project, LOC-U.S. Bank N.A.	0.620%	11/1/23	$795,000	$795,000	(a)(b)(c)
Washington State Economic Development Finance Authority Revenue:
B&H Dental Laboratory Project, LOC-U.S. Bank N.A.	0.800%	10/1/22	1,050,000	1,050,000	(a)(b)(c)
Lyn-Tron Project, LOC-U.S. Bank N.A.	0.800%	10/1/22	1,405,000	1,405,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue:
Overlake School Project, LOC-Wells Fargo Bank N.A.	0.550%	10/1/29	1,230,000	1,230,000	(a)(b)
Overlake School Project, LOC-Wells Fargo Bank N.A.	0.550%	10/1/29	400,000	400,000	(a)(b)
Panorama Project, LOC-Wells Fargo Bank N.A.	0.550%	4/1/43	8,415,000	8,415,000	(a)(b)
Washington State Higher EFA Revenue, Seattle University Project, LOC-U.S. Bank N.A.	0.560%	5/1/28	4,255,000	4,255,000	(a)(b)

Total Washington				17,550,000

Wyoming - 1.1%
Uinta County, WY, PCR, Chevron USA Inc. Project	0.520%	8/15/20	5,975,000	5,975,000	(a)(b)

TOTAL INVESTMENTS - 99.9% (Cost - $567,675,643#)				567,675,643
Other Assets in Excess of Liabilities - 0.1%				663,874

TOTAL NET ASSETS - 100.0%				$568,339,517

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
RAN	— Revenue Anticipation Notes
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Note
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2016, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$567,675,643	—	$567,675,643

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: January 25, 2017

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: January 25, 2017